Fixed assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Fixed Assets
				Office
	Photovoltaic	Pumped	Biogas	furniture and
	plants	storage	installations	equipment	Total
	€ in thousands
Cost
Balance as at January 1, 2023	266,062	102,472	36,355	224	405,113
Additions	10,254	17,712	1,001	12	28,979
Effect of changes in exchange rates	-	(6,362)	-	(1)	(6,363)
Balance as at June 30, 2023	276,316	113,822	37,356	235	427,729

Balance as at January 1, 2022	251,027	78,892	35,192	190	365,301
Additions	15,036	29,124	1,163	33	45,356
Effect of changes in exchange rates	(1)	(5,544)	-	1	(5,544)
Balance as at December 31, 2022	266,062	102,472	36,355	224	405,113

Depreciation
Balance as at January 1, 2023	29,530	-	9,652	175	39,357
Depreciation for the period	6,321	-	1,191	12	7,524
Effect of changes in exchange rates	-	-	-	(1)	(1)
Balance as at June 30, 2023	35,851	-	10,843	186	46,880

Balance as at January 1, 2022	17,297	-	6,952	155	24,404
Depreciation for the year	12,233	-	2,700	21	14,954
Effect of changes in exchange rates	-	-	-	(1)	(1)
Balance as at December 31, 2022	29,530	-	9,652	175	39,357

Carrying amounts
As at June 30, 2023	240,465	113,822	26,513	49	380,849
As at December 31, 2022	236,532	102,472	26,703	49	365,756